Inventories	12 Months Ended
Dec. 31, 2010
Inventories
Inventories

10. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2010	2009
In millions

Raw materials and supplies	$104.8	$43.9

Goods and work in process	58.0	38.4

Finished goods	51.8	58.2

	$214.6	$140.5

SunEdison inventories, of $55.3 million at December 31, 2010 and $0 at December 31, 2009, consist of raw materials not allocated to a solar energy system. Included in the table above at December 31, 2010, we had $25.0 million of finished goods inventory held on consignment, compared to $18.9 million at December 31, 2009.